Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 37,834	$ 30,877
Current assets	45,860	31,742
Non-current assets	434,708	353,920
Current liabilities	4,078	18,113
Long- term debt including current portion, net of deferred finance costs and discount	197,819	124,087
Financial liabilities at fair value	0	0
Non-current liabilities	197,176	114,065
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	11,839	12,042
Current assets	14,782	13,764
Non-current assets	179,023	190,638
Current liabilities	15,377	15,649
Long- term debt including current portion, net of deferred finance costs and discount	96,580	107,034
Financial liabilities at fair value	68,535	68,764
Non-current liabilities	182,537	$ 191,744
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	17,366
Current assets	22,539
Non-current assets	245,154
Current liabilities	16,897
Long- term debt including current portion, net of deferred finance costs and discount	129,185
Financial liabilities at fair value	23,568
Non-current liabilities	$ 173,543